Derivative Financial Instruments - Forward foreign exchange contracts (Details) € in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 GBP (£) contract $ / € $ / £	Dec. 31, 2018 EUR (€) contract $ / € $ / £
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ (7,922)	$ 10,570	$ 18,530
Forward foreign exchange contracts
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ (3,589)	$ 2,041	$ 82
Forward foreign exchange contracts | GBP
Forward foreign exchange contracts
Notional Amount | £				£ 5,250
Forward foreign exchange contracts | EUR
Forward foreign exchange contracts
Notional Amount | €					€ 45,000
GasLog with counterparty Citibank, settlement in January 2019 | EUR
Forward foreign exchange contracts
Trade date	May 2018
Number of contracts				1	1
Settlement Date	January 2019
Fixed Exchange Rate | $ / €				1.1954	1.1954
Notional Amount | €					€ 2,500
GasLog with counterparty Citibank, settlement in February 2019 | EUR
Forward foreign exchange contracts
Trade date	May 2018
Number of contracts				1	1
Settlement Date	February 2019
Fixed Exchange Rate | $ / €				1.1983	1.1983
Notional Amount | €					€ 2,500
GasLog with counterparty Citibank, settlement in March 2019 | EUR
Forward foreign exchange contracts
Trade date	May 2018
Number of contracts				1	1
Settlement Date	March 2019
Fixed Exchange Rate | $ / €				1.2012	1.2012
Notional Amount | €					€ 2,500
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in January to March 2019 | GBP
Forward foreign exchange contracts
Trade date	August 2018
Number of contracts				3	3
Settlement Date	January- March 2019
Fixed Exchange Rate | $ / £				1.2860	1.2860
Notional Amount | £				£ 1,200
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in January to March 2019 | EUR
Forward foreign exchange contracts
Trade date	May 2018
Number of contracts				3	3
Settlement Date	January-March 2019
Fixed Exchange Rate | $ / €				1.1984	1.1984
Notional Amount | €					€ 7,500
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in April to June 2019 | GBP
Forward foreign exchange contracts
Trade date	October 2018
Number of contracts				3	3
Settlement Date	April-June 2019
Fixed Exchange Rate | $ / £				1.3128	1.3128
Notional Amount | £				£ 1,350
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in July to December 2019 | GBP
Forward foreign exchange contracts
Trade date	October 2018
Number of contracts				6	6
Settlement Date	July-December 2019
Fixed Exchange Rate | $ / £				1.3228	1.3228
Notional Amount | £				£ 2,700
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in April 2019 | EUR
Forward foreign exchange contracts
Trade date	June 2018
Number of contracts				1	1
Settlement Date	April 2019
Fixed Exchange Rate | $ / €				1.1903	1.1903
Notional Amount | €					€ 2,500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in May 2019 | EUR
Forward foreign exchange contracts
Trade date	June 2018
Number of contracts				1	1
Settlement Date	May 2019
Fixed Exchange Rate | $ / €				1.1936	1.1936
Notional Amount | €					€ 2,500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in June 2019 | EUR
Forward foreign exchange contracts
Trade date	June 2018
Number of contracts				1	1
Settlement Date	June 2019
Fixed Exchange Rate | $ / €				1.1968	1.1968
Notional Amount | €					€ 2,500
GasLog with counterparty Dnb Bank, settlement in April 2019 | EUR
Forward foreign exchange contracts
Trade date	June 2018
Number of contracts				1	1
Settlement Date	April 2019
Fixed Exchange Rate | $ / €				1.1910	1.1910
Notional Amount | €					€ 2,500
GasLog with counterparty Dnb Bank, settlement in May 2019 | EUR
Forward foreign exchange contracts
Trade date	June 2018
Number of contracts				1	1
Settlement Date	May 2019
Fixed Exchange Rate | $ / €				1.1943	1.1943
Notional Amount | €					€ 2,500
GasLog with counterparty Dnb Bank, settlement in June 2019 | EUR
Forward foreign exchange contracts
Trade date	June 2018
Number of contracts				1	1
Settlement Date	June 2019
Fixed Exchange Rate | $ / €				1.1975	1.1975
Notional Amount | €					€ 2,500
GasLog with counterparty Nordea Bank AB, London Branch, settlement in July 2019 | EUR
Forward foreign exchange contracts
Trade date	August 2018
Number of contracts				1	1
Settlement Date	July 2019
Fixed Exchange Rate | $ / €				1.1715	1.1715
Notional Amount | €					€ 2,500
GasLog with counterparty Nordea Bank AB, London Branch, settlement in September 2019 | EUR
Forward foreign exchange contracts
Trade date	August 2018
Number of contracts				1	1
Settlement Date	September 2019
Fixed Exchange Rate | $ / €				1.1784	1.1784
Notional Amount | €					€ 5,000
GasLog with counterparty Dnb Bank, settlement in July 2019 | EUR
Forward foreign exchange contracts
Trade date	August 2018
Number of contracts				1	1
Settlement Date	July 2019
Fixed Exchange Rate | $ / €				1.1711	1.1711
Notional Amount | €					€ 2,500
GasLog with counterparty Dnb Bank, settlement in August 2019 | EUR
Forward foreign exchange contracts
Trade date	August 2018
Number of contracts				1	1
Settlement Date	August 2019
Fixed Exchange Rate | $ / €				1.1747	1.1747
Notional Amount | €					€ 5,000